Reverse Acquisition (Details 1)	Sep. 18, 2015 USD ($)
Business Combination [Line Items]
Cash and cash equivalents	$ 1,410,577
Restricted cash	142,079
Prepaid expenses and other assets acquired	1,672,028
Excess consideration	19,283,280
Liabilities related to options and warrants	(1,800,154)
Other assumed liabilities	(368,670)
Total	$ 20,339,140